Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information of Changes in Liabilities Arising from Financing Activities (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022
Financing received from the Central Bank of Argentina and other financial entities
Opening balance		$ 43,115,043
Payments		(5,910,052)
Movement in accrued interest		5,061,148
Derecognition or substantial modification of financial liabilities		(16,567)
Difference in quoted prices of foreign currency		4,909,769
Monetary effects		(3,686,649)
Ending balance		43,472,692
Issued Corporate Bonds
Opening balance	[1]	128,184,411
Payments		(82,463,383)	$ (10,622,097)	$ (34,561,157)
Movement in accrued interest		16,308,042
Derecognition or substantial modification of financial liabilities		8,620,995
Difference in quoted prices of foreign currency		14,418,047
Monetary effects		(70,278,354)
Ending balance		14,789,758	128,184,411
Subordinated Corporate Bonds
Opening balance	[1]	714,760,748
Payments		(28,369,186)	(28,185,148)	$ (31,560,769)
Movement in accrued interest		29,428,813
Derecognition or substantial modification of financial liabilities		(942,753)
Difference in quoted prices of foreign currency		113,440,862
Monetary effects		(410,643,033)
Ending balance		$ 417,675,451	$ 714,760,748

[1]	See Note 3.